Offerings - Offering: 1	Sep. 02, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 23,343,615.66
Amount of Registration Fee	$ 3,223.75
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $3,223.75 was paid in connection with the filing of the Schedule TO-I by Private Debt & Income Fund (File No. 005-95350) on June 18, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.